Quarterly Holdings Report
for
Fidelity® Long-Term Treasury Bond Index Fund
May 31, 2026
LBX-NPRT1-0726
1.832125.120
U.S. Treasury Obligations - 99.1%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	4.52 to 4.93	29,659,000	18,624,925
US Treasury Bonds 1.125% 8/15/2040	1.74 to 4.57	57,054,000	35,469,313
US Treasury Bonds 1.25% 5/15/2050	4.89	12,900,000	6,070,055
US Treasury Bonds 1.375% 11/15/2040	1.67 to 4.67	52,038,000	33,422,218
US Treasury Bonds 1.375% 8/15/2050	1.62 to 5.03	180,695,000	87,630,017
US Treasury Bonds 1.625% 11/15/2050	1.95 to 5.10	124,281,000	64,281,434
US Treasury Bonds 1.75% 8/15/2041	1.96 to 4.15	84,605,000	56,368,081
US Treasury Bonds 1.875% 11/15/2051	1.86 to 5.11	189,000,000	102,813,049
US Treasury Bonds 1.875% 2/15/2041	2.03 to 4.14	141,748,000	97,750,751
US Treasury Bonds 1.875% 2/15/2051	2.28 to 5.06	165,910,000	91,263,461
US Treasury Bonds 2% 11/15/2041	1.94 to 4.66	77,050,000	53,053,139
US Treasury Bonds 2% 2/15/2050	1.68 to 5.17	79,766,900	46,037,342
US Treasury Bonds 2% 8/15/2051	2.04 to 4.99	93,104,000	52,483,743
US Treasury Bonds 2.25% 2/15/2052	2.96 to 5.18	131,250,000	78,262,939
US Treasury Bonds 2.25% 5/15/2041	1.96 to 4.86	102,827,000	74,577,692
US Treasury Bonds 2.25% 8/15/2046	4.66 to 5.11	84,313,000	54,572,906
US Treasury Bonds 2.25% 8/15/2049	1.94 to 4.93	33,359,000	20,567,908
US Treasury Bonds 2.375% 11/15/2049	2.90 to 4.73	23,745,000	14,992,741
US Treasury Bonds 2.375% 2/15/2042	2.37 to 5.20	73,650,000	53,427,448
US Treasury Bonds 2.375% 5/15/2051	2.07 to 5.13	94,047,000	58,261,382
US Treasury Bonds 2.5% 2/15/2045	3.16 to 4.70	26,164,000	18,207,487
US Treasury Bonds 2.5% 2/15/2046	3.35 to 4.87	13,723,000	9,394,358
US Treasury Bonds 2.5% 5/15/2046	4.12 to 4.78	74,362,000	50,705,589
US Treasury Bonds 2.75% 11/15/2042	3.15 to 4.74	44,225,000	33,422,698
US Treasury Bonds 2.75% 11/15/2047	3.08 to 4.92	28,575,000	19,999,151
US Treasury Bonds 2.75% 8/15/2047	3.14 to 4.89	28,692,000	20,139,318
US Treasury Bonds 2.875% 11/15/2046	1.83 to 4.26	69,429,000	50,344,161
US Treasury Bonds 2.875% 5/15/2043	3.66 to 4.91	56,968,000	43,469,255
US Treasury Bonds 2.875% 5/15/2049	2.58 to 4.47	45,890,000	32,341,694
US Treasury Bonds 2.875% 5/15/2052	3.19 to 5.05	128,150,000	87,872,855
US Treasury Bonds 2.875% 8/15/2045	2.94 to 5.08	67,587,500	49,800,899
US Treasury Bonds 3% 11/15/2044	3.15 to 4.56	43,337,000	32,936,120
US Treasury Bonds 3% 11/15/2045	3.08 to 4.99	56,532,000	42,407,833
US Treasury Bonds 3% 2/15/2047	2.99 to 5.09	37,990,000	28,088,856
US Treasury Bonds 3% 2/15/2048	1.36 to 4.55	77,947,000	56,986,565
US Treasury Bonds 3% 2/15/2049	4.57 to 4.88	21,750,000	15,739,863
US Treasury Bonds 3% 5/15/2042	1.67 to 5.31	53,851,000	42,639,054
US Treasury Bonds 3% 5/15/2045	1.83 to 4.76	71,564,000	54,030,820
US Treasury Bonds 3% 5/15/2047	3.17 to 3.84	11,507,000	8,486,862
US Treasury Bonds 3% 8/15/2048	2.01 to 4.95	105,591,000	76,784,455
US Treasury Bonds 3% 8/15/2052	3.76 to 4.98	115,000,000	80,827,929
US Treasury Bonds 3.125% 11/15/2041	2.11 to 4.20	64,820,000	52,668,782
US Treasury Bonds 3.125% 2/15/2042	4.06 to 5.30	104,606,000	84,608,274
US Treasury Bonds 3.125% 2/15/2043	2.30 to 4.13	47,347,000	37,650,112
US Treasury Bonds 3.125% 5/15/2048	1.93 to 3.43	88,953,000	66,353,378
US Treasury Bonds 3.125% 8/15/2044	3.31 to 4.94	36,284,300	28,228,052
US Treasury Bonds 3.25% 5/15/2042	4.74 to 5.22	57,400,000	47,045,578
US Treasury Bonds 3.375% 11/15/2048	4.43 to 5.02	45,694,000	35,498,526
US Treasury Bonds 3.375% 5/15/2044	3.36 to 4.56	22,229,300	18,026,573
US Treasury Bonds 3.375% 8/15/2042	3.79 to 4.41	34,950,000	29,039,900
US Treasury Bonds 3.625% 2/15/2044	1.76 to 5.18	63,025,000	53,130,567
US Treasury Bonds 3.625% 2/15/2053	3.67 to 5.24	101,300,000	80,339,606
US Treasury Bonds 3.625% 5/15/2053	3.81 to 4.87	101,500,000	80,422,891
US Treasury Bonds 3.625% 8/15/2043	3.65 to 4.80	77,003,000	65,278,090
US Treasury Bonds 3.75% 11/15/2043	3.36 to 4.43	47,968,000	41,265,596
US Treasury Bonds 3.75% 8/15/2041	3.30 to 5.02	79,331,000	70,198,638
US Treasury Bonds 3.875% 2/15/2043	3.84 to 4.64	23,050,000	20,334,422
US Treasury Bonds 3.875% 5/15/2043	4.88 to 5.11	51,000,000	44,866,582
US Treasury Bonds 4% 11/15/2042	4.47 to 5.21	50,450,000	45,355,733
US Treasury Bonds 4% 11/15/2052	4.99 to 5.22	25,550,000	21,693,547
US Treasury Bonds 4.125% 8/15/2044	4.11 to 5.03	65,650,000	59,069,613
US Treasury Bonds 4.125% 8/15/2053	4.39 to 5.07	117,200,000	101,629,798
US Treasury Bonds 4.25% 11/15/2040	4.50 to 4.77	5,599,000	5,292,805
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.95	104,400,000	92,447,015
US Treasury Bonds 4.25% 5/15/2039	4.32 to 5.05	34,031,000	32,744,203
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.48	128,050,000	113,419,288
US Treasury Bonds 4.375% 11/15/2039	4.51 to 4.56	6,050,000	5,853,611
US Treasury Bonds 4.375% 2/15/2038	3.70 to 4.64	55,400,000	54,833,015
US Treasury Bonds 4.375% 5/15/2041	5.16	53,000	50,598
US Treasury Bonds 4.375% 8/15/2043	4.16 to 5.26	85,500,000	80,046,035
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.85	104,050,000	96,108,059
US Treasury Bonds 4.5% 2/15/2044	4.69 to 5.15	56,750,000	53,799,443
US Treasury Bonds 4.5% 5/15/2038	4.27 to 4.64	28,910,000	28,868,216
US Treasury Bonds 4.5% 8/15/2039	4.31 to 4.69	22,283,000	21,893,048
US Treasury Bonds 4.625% 11/15/2044	4.49 to 4.95	69,150,000	66,319,172
US Treasury Bonds 4.625% 11/15/2045	4.78 to 4.79	43,400,000	41,474,125
US Treasury Bonds 4.625% 11/15/2055	4.63 to 5.00	166,100,000	156,808,782
US Treasury Bonds 4.625% 2/15/2040	4.55	6,750,000	6,688,564
US Treasury Bonds 4.625% 2/15/2046	4.98	42,450,000	40,539,750
US Treasury Bonds 4.625% 2/15/2055	4.47 to 4.98	107,750,000	101,627,344
US Treasury Bonds 4.625% 5/15/2044	4.56 to 5.17	87,850,000	84,480,128
US Treasury Bonds 4.625% 5/15/2054	4.06 to 4.81	134,500,000	126,808,282
US Treasury Bonds 4.75% 11/15/2043	4.57 to 4.92	66,050,000	64,682,559
US Treasury Bonds 4.75% 11/15/2053	4.00 to 5.01	129,350,000	124,292,214
US Treasury Bonds 4.75% 2/15/2037	4.42 to 4.84	1,778,000	1,825,575
US Treasury Bonds 4.75% 2/15/2056	4.91 to 4.99	66,800,000	64,378,500
US Treasury Bonds 4.75% 5/15/2055	4.79 to 5.01	97,350,000	93,699,375
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.92	97,200,000	93,589,172
US Treasury Bonds 4.875% 8/15/2045	4.64 to 4.97	58,400,000	57,667,719
US Treasury Bonds 5% 5/15/2037	1.64 to 4.70	14,169,000	14,861,399
US Treasury Bonds 5% 5/15/2045	4.79 to 4.93	63,550,000	63,805,690
US Treasury Bonds 5% 5/15/2056	4.98	43,500,000	43,629,141
US Treasury Notes 4.75% 2/15/2045	4.52 to 4.78	64,050,000	62,366,186
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,626,551,866)			4,932,159,637

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $43,573,850)	3.67	43,565,137	43,573,850

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,670,125,716)	4,975,733,487
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,142,442)
NET ASSETS - 100.0%	4,974,591,045

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	50,226,600	149,600,344	156,253,094	116,482	-	-	43,573,850	43,565,137	0.1%
Fidelity Securities Lending Cash Central Fund	-	3,779	3,779	7	-	-	-	-	0.0%
Total	50,226,600	149,604,123	156,256,873	116,489	-	-	43,573,850

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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